UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10253

Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	December 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.4% (1.6% of Total Investments)
$ 700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 585,165
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,550,855
	Series 2007A, 5.000%, 12/01/23
2,650	Total Consumer Discretionary			2,136,020
	Consumer Staples – 2.3% (1.6% of Total Investments)
265	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	240,278
	5.250%, 6/01/25
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	452,755
	5.750%, 6/01/33
125	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	112,751
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
575	4.750%, 6/01/22	6/16 at 100.00	BBB	550,045
835	5.000%, 6/01/26	6/16 at 100.00	BBB	777,151
2,300	Total Consumer Staples			2,132,980
	Education and Civic Organizations – 19.8% (13.5% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	238,157
	2007A, 5.000%, 7/01/31
110	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	85,241
	Schools, Series 2007A, 5.000%, 4/01/37
1,225	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,237,752
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	85,769
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	946,440
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	952,810
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	1/11 at 100.00	Baa1	2,005,080
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,072,660
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	494,186
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000,	7/11 at 101.00	Baa1	937,380
	5.250%, 7/01/30 – NPFG Insured
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	175,520
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	263,824
	2010, 5.250%, 7/01/35
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	253,735
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,489,809
	Series 2009, 5.750%, 7/01/39
2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 102.00	N/R	2,013,771
	Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	231,951
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,100,528
	Greater New York, Series 2002, 5.250%, 8/01/21
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	872,827
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
1,460	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,208,909
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
1,500	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	AA	1,531,380
	Bank of America Tower at One Bryant Park Project, Series 2010, 5.625%, 1/15/46
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	158,642
	College, Series 2007, 5.000%, 10/01/27
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	285,294
	Series 2010A, 5.125%, 9/01/40
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	343,332
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
18,915	Total Education and Civic Organizations			17,984,997
	Financials – 2.0% (1.3% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	486,455
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,308,524
	2007, 5.500%, 10/01/37
1,805	Total Financials			1,794,979
	Health Care – 18.3% (12.5% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/11 at 100.50	N/R	3,001,710
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,654,328
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	1,539,996
	Hospital, Series 2005, 4.900%, 8/15/31
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	144,002
	Series 2010, 5.200%, 7/01/32
500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/11 at 100.00	A3	500,315
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
710	5.375%, 7/01/20	7/11 at 101.00	Baa3	711,363
500	5.500%, 7/01/30	7/11 at 101.00	Baa3	480,365
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,236,681
	Center, Series 2006, 5.000%, 7/01/35 (UB)
505	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	544,466
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BBB+	1,468,665
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	476,980
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/11 at 100.00	BB	254,382
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	No Opt. Call	BBB–	240,504
250	5.500%, 2/01/32	No Opt. Call	BBB–	218,148
130	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	Baa1	133,190
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	513,855
	2003A, 5.250%, 2/15/22 – AMBAC Insured
475	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	474,302
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
475	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	475,162
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
425	6.000%, 11/01/22	11/12 at 100.00	A–	431,452
610	5.875%, 11/01/32	11/12 at 100.00	A–	605,126
340	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	335,339
	2010-C2, 6.125%, 11/01/37
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	202,629
	Series 2001A, 7.125%, 7/01/31
16,970	Total Health Care			16,642,960
	Housing/Multifamily – 4.7% (3.2% of Total Investments)
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/11 at 102.00	N/R	1,756,921
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 –
	AMBAC Insured
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/11 at 100.00	AA	985,340
	Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	458,017
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	224,388
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	500,565
	Series 2004A, 5.250%, 11/01/30
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	65,963
	Series 2010-D1A, 5.000%, 11/01/42
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	272,255
	11/01/38 (Alternative Minimum Tax)
4,515	Total Housing/Multifamily			4,263,449
	Housing/Single Family – 2.8% (1.9% of Total Investments)
335	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	314,806
	10/01/37 (Alternative Minimum Tax)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	888,326
	(Alternative Minimum Tax)
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	338,902
	10/01/32 (Alternative Minimum Tax)
980	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	4/11 at 100.00	Aa1	980,088
	(Alternative Minimum Tax)
2,615	Total Housing/Single Family			2,522,122
	Long-Term Care – 5.8% (3.9% of Total Investments)
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	421,007
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,150	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	7/11 at 102.00	A2	2,157,009
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	227,103
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	34,099
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	109,568
635	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	512,972
	Project, Series 2006, 5.500%, 8/01/33
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	531,505
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	321,140
440	5.800%, 7/01/23	7/16 at 101.00	N/R	385,374
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	388,987
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	148,895
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
5,635	Total Long-Term Care			5,237,659
	Materials – 0.2% (0.2% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	220,529
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 13.4% (9.2% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	A	1,803,453
	4.000%, 6/15/18 – FGIC Insured
4,540	New York City, New York, General Obligation Bonds, Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	4,719,466
45	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	2/11 at 100.00	AA	45,105
	NPFG Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,148,900
	SYNCORA GTY Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,681,952
750	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	824,753
11,710	Total Tax Obligation/General			12,223,629
	Tax Obligation/Limited – 34.1% (23.2% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,079,690
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	131,194
	2005F, 5.000%, 3/15/21 – AGM Insured
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,356,765
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA+	1,787,118
	5.250%, 11/15/25 – AGM Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	497,409
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,177,301
835	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	855,825
750	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	758,580
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,316,523
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,056,020
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,227,036
	Series 2007B, 5.000%, 11/01/30
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,514,181
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,054,970
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
3,775	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/20 at 100.00	AAA	4,007,502
	Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/25
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,033,460
	2003A, 5.000%, 3/15/21
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,086,397
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	840,109
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/11 at 100.00	A1	1,082,112
1,125	5.250%, 5/15/24 – AMBAC Insured	5/11 at 100.00	A1	1,137,735
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,153,733
	5.000%, 4/01/27
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	2,646,955
	5.500%, 4/01/20 – AMBAC Insured (UB)
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,163,189
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,055,610
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
29,975	Total Tax Obligation/Limited			31,019,414
	Transportation – 21.8% (14.8% of Total Investments)
895	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	909,374
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,396,325
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	957,610
	5.000%, 11/15/34
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	460,299
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,306,400
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	934,920
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
50	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	38,648
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,031,590
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	648,206
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue,:
50	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	43,739
750	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	606,788
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	304,038
	AGM Insured (UB)
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/11 at 100.00	Baa1	3,279,470
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,020,020
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	280,980
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	307,495
	Eighth Series 2007, Trust 2920, 16.944%, 8/15/32 – AGM Insured (IF)
1,030	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,023,243
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/36
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,592,550
	Series 2002B, 5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa3	901,337
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa2	753,300
	Refunding Bonds, Tender Option Bond Trust 1184, 9.085%, 5/15/16 (IF)
20,455	Total Transportation			19,796,332
	U.S. Guaranteed – 6.9% (4.7% of Total Investments) (4)
2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College, Series 2001A,	7/11 at 101.00	N/R (4)	2,845,370
	5.375%, 7/01/31 (Pre-refunded 7/01/11) – AMBAC Insured
1,105	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+ (4)	1,147,145
	(Pre-refunded 7/15/11)
1,905	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA– (4)	2,017,224
	Development Program, Series 2002, 5.375%, 4/01/17 (Pre-refunded 4/01/12)
280	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	Aa1 (4)	289,428
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17 (Pre-refunded 6/15/11)
6,040	Total U.S. Guaranteed			6,299,167
	Utilities – 11.4% (7.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,736,788
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,728,135
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	235,728
	5.000%, 12/01/35 – CIFG Insured
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	885,861
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	458,753
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	2,032,160
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	5/11 at 100.00	Aa2	2,000,060
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
645	5.300%, 1/01/13 (Alternative Minimum Tax)	1/11 at 100.00	N/R	627,701
750	5.500%, 1/01/23 (Alternative Minimum Tax)	1/11 at 100.00	N/R	662,444
10,395	Total Utilities			10,367,630
	Water and Sewer – 0.8% (0.6% of Total Investments)
720	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	743,040
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
$ 134,930	Total Investments (cost $135,616,938) – 146.7%			133,384,907
	Floating Rate Obligations – (13.4)%			(12,150,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (41.7)% (5)			(37,890,000)
	Other Assets Less Liabilities – 8.4%			7,575,560
	Net Assets Applicable to Common Shares – 100%			$ 90,920,467

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$133,384,907	$ —	$133,384,907

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $123,382,886.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 1,515,366
Depreciation	(3,662,417)
Net unrealized appreciation (depreciation) of investments	$(2,147,051)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 1, 2011